FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Debt securities:
Net carrying amount	£ 5,137	£ 5,325
Total financial assets at fair value through other comprehensive income	27,260	24,617
The Group | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,267	13,082
Asset-backed securities	65	60
Corporate and other debt securities	12,928	11,036
Net carrying amount	27,260	24,178
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	27,260	24,617
The Bank
Debt securities:
Net carrying amount	4,315	5,241
Total financial assets at fair value through other comprehensive income	24,647	22,160
The Bank | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,114	12,938
Asset-backed securities	0	0
Corporate and other debt securities	10,533	8,783
Net carrying amount	24,647	21,721
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	£ 24,647	£ 22,160